Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document type	20-F
Document period end date	Dec. 31, 2018
Amendment flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity registrant name	PERFORMANCE SHIPPING INC.
Entity trading symbol	DCIX
Entity central index key	0001481241
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Non-accelerated Filer
Entity well known seasoned issuer	No
Entity common stock shares outstanding	14,463,231
Entity Emerging Growth Company	false
Entity Shell Company	false